Reconciliation for Level 3 Plan Assets (Detail) In Millions	12 Months Ended						12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2011 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2011 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Alternative Investments Pooled Funds JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Beginning Balance	$ 1,033	¥ 85,967	¥ 74,111	$ 60	¥ 4,948	¥ 4,728	$ 57	[1]	¥ 4,728	[1]	¥ 3,514		$ 140	[1]	¥ 11,633	[1]	¥ 11,122	[1]
Realized and unrealized return on plan assets	(5)	(449)	9,382				3		220		453
Purchases, sales and redemptions, net							0		0		761
Ending Balance	$ 1,027	¥ 85,396	¥ 85,967	$ 60	¥ 4,948	¥ 4,728	$ 60	[1]	¥ 4,948	[1]	¥ 4,728	[1]	$ 140	[1]	¥ 11,633	[1]	¥ 11,122	[1]

[1]	These funds invest in hedge funds as alternative investments.